Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	$ 256,253	$ 242,570
Total loans	260,849	247,851
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	83,116	74,996
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	88,402	80,377
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	42,137	42,795
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	53,496	51,619
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	51,206	49,264
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,286	5,381
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	31,773	33,360
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	10,364	9,435
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	40,425	38,598
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	13,071	13,021
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	21,012	18,515
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,232	5,871
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	16,384	15,916
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	3,354	3,309
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	7,030	6,242
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	16,587	14,822
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	2,619	3,104
Total Loans, Excluding Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	256,253	242,570
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 4,596	$ 5,281